LESSEE ACCOUNTING - Supplemental Information of Remaining Lease Terms and Discount Rates (Details)	Mar. 31, 2025	Mar. 31, 2024
LESSEE ACCOUNTING [Abstract]
Weighted average remaining lease term (months)	60 months	75 months
Weighted average discount rate	5.50%	5.30%